Shareholder Report, Average Annual Return (Details)		12 Months Ended											60 Months Ended	84 Months Ended	120 Months Ended
	May 01, 2019	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
C000261609
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Disciplined Growth Investors Fund
C000259242
Average Annual Return [Line Items]
Line Graph and Table Measure Name	May'19	Apr'26	Apr'25	Apr'24	Apr'23	Apr'22	Apr'21	Apr'20
Average Annual Return, Percent		2.64%											1.73%	7.72%
C000259241
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Apr'26	Apr'25	Apr'24	Apr'23	Apr'22	Apr'21	Apr'20	Apr'19	Apr'18	Apr'17	Apr'16
Average Annual Return, Percent		2.35%											1.46%		8.51%
C000259243
Average Annual Return [Line Items]
Line Graph and Table Measure Name	May'19	Apr'26	Apr'25	Apr'24	Apr'23	Apr'22	Apr'21	Apr'20
Average Annual Return, Percent		13.70%											(4.21%)	1.63%
C000259244
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Apr'26	Apr'25	Apr'24	Apr'23	Apr'22	Apr'21	Apr'20	Apr'19	Apr'18	Apr'17	Apr'16
Average Annual Return, Percent		13.41%											(4.44%)		3.71%
Bloomberg US 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US 3000 Total Return Index
Average Annual Return, Percent		31.40%											11.86%		14.75%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Total Return Index
Average Annual Return, Percent		31.05%											13.14%		15.26%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		31.05%											13.14%	15.55%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		31.05%											13.14%		15.26%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		31.05%											13.14%	15.55%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		31.05%											13.14%		15.26%
The Disciplined Growth Investors Equity Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Disciplined Growth Investors Equity Fund
Average Annual Return, Percent		33.85%											11.84%		15.26%
Bloomberg US Mid Cap Growth Total Return USD Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Mid Cap Growth Total Return USD Index
65% Bloomberg Mid Cap Growth/35% Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		65% Bloomberg Mid Cap Growth/35% Bloomberg US Aggregate Bond Index
The Disciplined Growth Investors Fund
Average Annual Return [Line Items]
Average Annual Return, Percent		26.46%											8.99%		12.04%
Russell 1000 Value Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		29.25%											10.29%	11.46%
Russell 1000 Value Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		29.25%											10.29%		11.22%
Russell 2000 Value Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		46.34%											7.33%	10.07%
Russell 2000 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		44.41%											5.75%	10.03%
Russell 2000 Value Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		46.34%											7.33%		10.39%
Russell 2000 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		44.41%											5.75%		10.98%